Loans, Impaired Loans and Allowance for Credit Losses - Comparison Between the Allowance for Credit Losses for Financial Assets and ACL Under the Base, Optimistic and Pessimistic Scenarios (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
ACL (Stage 1 and Stage 2)	$ 3,475	$ 3,475
In accordance with IFRS 9 [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
ACL (Stage 1 and Stage 2)	3,475
Base case scenario [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
ACL (Stage 1 and Stage 2)	3,467
Optimistic scenario [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
ACL (Stage 1 and Stage 2)	3,345
Pessimistic scenario [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [Line Items]
ACL (Stage 1 and Stage 2)	$ 3,618